UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-04449
                                    --------------------------

                      Principal Tax-Exempt Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (100.57%)
ARIZONA (2.11%)
 Arizona Agricultural Improvement
  Salt River Project
                                                   $                     $
  5.25%; 01/01/18                                   1,000,000              1,074,310
 Arizona State University
  AMBAC
  5.25%; 09/01/24                                   1,500,000              1,574,205
 Arizona State University
  FGIC
  5.50%; 07/01/21                                   1,000,000              1,085,280
                                                                           3,733,795
ARKANSAS (1.23%)
 Arkansas
  5.25%; 08/01/12                                   2,000,000              2,186,520
CALIFORNIA (5.27%)
 California
  5.25%; 11/01/25                                   2,000,000              2,036,520
  5.50%; 04/01/28                                   2,000,000              2,080,920
 California Department of Water Resources
  MBIA
  5.25%; 05/01/09                                   1,500,000              1,652,160
 California Pollution Control Financing
  Authority
  Waste Management
  3.13%; 01/01/22                                   1,750,000              1,747,690
 San Diego Redevelopment Agency
  XLCA
  5.00%; 09/01/23                                   1,775,000              1,817,316
                                                                           9,334,606
COLORADO (2.60%)
 Fort Collins, Colorado Lease Certificate
  AMBAC
  5.38%; 06/01/23                                   2,275,000              2,429,791
 Platte River Power Authority
  5.38%; 06/01/17                                   2,000,000              2,173,180
                                                                           4,602,971
FLORIDA (7.27%)
 Dade County, Florida
  FGIC
  5.25%; 10/01/11                                   1,040,000              1,133,548
 Florida Municipal Power
  AMBAC
  5.50%; 10/01/16                                   2,930,000              3,222,824
 Florida State Board of Education
  5.00%; 06/01/10                                   2,000,000              2,181,280
 Orange County, Florida
  AMBAC
  5.50%; 10/01/32                                   3,000,000              3,153,420
 Orange County, Florida
  MBIA
  5.38%; 08/01/22                                   3,000,000              3,195,150
                                                                          12,886,222

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
GEORGIA (2.38%)
 Atlanta, Georgia
                                                   $                     $
  5.50%; 01/05/26                                   2,000,000              2,246,120
 Cobb County, Georgia
  5.00%; 01/01/10                                   1,800,000              1,964,664
                                                                           4,210,784
ILLINOIS (5.93%)
 Chicago Midway Airport
  MBIA
  5.50%; 01/01/11                                   1,500,000              1,606,635
 Chicago Park District
  FGIC
  5.50%; 01/01/18                                   2,000,000              2,187,080
 Chicago, Illinois Gas Supply
  Peoples Gas Light
  4.75%; 03/01/30                                   2,000,000              2,032,940
 Illinois
  MBIA
  5.25%; 04/01/08                                   2,000,000              2,168,940
 Illinois Health Facility
  Advocate Health
  5.25%; 08/15/08                                     320,000                352,307
  7.00%; 02/15/09                                     230,000                254,603
  7.00%; 02/15/18                                     720,000                879,135
 Illinois Health Facility
  Northwestern Memorial Hospital
  6.10%; 08/15/14                                   1,000,000              1,022,100
                                                                          10,503,740
INDIANA (7.83%)
 Hendricks County, Indiana
  5.50%; 07/15/20                                   2,500,000              2,734,525
 Indiana Bond Bank
  5.38%; 02/01/17                                   3,000,000              3,282,210
 Indiana Bond Bank
  Water & Sewer
  5.88%; 08/01/13                                   1,060,000              1,201,510
 Indiana Health Facility
  Clarion Health Partners
  5.38%; 02/15/09                                   2,020,000              2,153,926
 Indianapolis Public Improvement
  MBIA
  5.50%; 01/01/16                                   3,000,000              3,302,130
 Warrick County, Indiana
  Southern Indiana Gas & Electric
  6.00%; 05/01/23                                   1,190,000              1,199,984
                                                                          13,874,285
IOWA (2.41%)
 Ankeny, Iowa
  Community School District
  3.00%; 07/01/08                                   1,190,000              1,177,814
 Chillicothe, Iowa
  IES Utilities
  3.60%; 11/01/23                                   1,100,000              1,084,842
 Eddyville, Iowa
  Cargill
  5.63%; 12/01/13                                   1,000,000              1,019,080

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
IOWA (CONTINUED)
 Lansing, Iowa
  Interstate Power
                                                   $                     $
  3.60%; 11/01/08                                   1,000,000                985,450
                                                                           4,267,186
KENTUCKY (2.34%)
 Adair County, Kentucky
  5.10%; 09/01/20                                   2,890,000              3,023,460
 Kentucky Property & Buildings Commission
  FSA
  5.38%; 02/01/18                                   1,000,000              1,118,030
                                                                           4,141,490
MAINE (0.98%)
 Maine Governmental Facilities Authority
  MBIA
  5.38%; 10/01/17                                   1,600,000              1,737,872
MASSACHUSETTS (3.13%)
 Commonwealth of Massachusetts
  5.75%; 06/15/15                                   2,000,000              2,207,440
 Massachusetts
  5.50%; 03/01/12                                   3,000,000              3,342,690
                                                                           5,550,130
MICHIGAN (4.95%)
 Michigan Comprehensive Transportation
  FSA
  5.25%; 05/15/22                                   1,715,000              1,797,474
 Michigan State Building Authority
  FSA
  5.00%; 10/15/10                                   2,000,000              2,184,780
 Michigan State Trunk Line
  FSA
  5.25%; 10/01/21                                   1,000,000              1,055,630
 Michigan Strategic Fund
  Detroit Edison
  5.45%; 09/01/29                                   2,000,000              2,018,600
 Walled Lake, Michigan
  MBIA
  5.25%; 05/01/22                                   1,625,000              1,718,925
                                                                           8,775,409
MINNESOTA (1.22%)
 Minnesota
  5.00%; 10/01/07                                   2,000,000              2,155,180
MISSISSIPPI (1.26%)
 Mississippi
  5.50%; 09/01/10                                   2,000,000              2,239,940
NEVADA (1.15%)
 Nevada
  5.25%; 09/15/27                                   2,000,000              2,032,160

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
NEW HAMPSHIRE (1.19%)
 New Hampshire Health & Education Facilities
  Authority
  FSA
                                                   $                     $
  5.50%; 08/01/27                                   2,000,000              2,112,520
NEW JERSEY (1.28%)
 New Jersey State Transit
  Federal Transit Aministration
  6.13%; 09/15/14                                   2,000,000              2,277,860
NEW YORK (9.04%)
 City of New York
  XLCA
  6.25%; 08/01/08                                     750,000                813,150
  6.25%; 04/15/17                                   1,500,000              1,648,365
 Long Island, New York Power Authority
  5.00%; 09/01/34                                   1,250,000              1,241,088
 New York State Dormitory Authority
  AMBAC
  6.13%; 07/01/12                                   2,000,000              2,296,920
 New York State Dormitory Authority
  MBIA
  5.25%; 10/01/23                                   1,500,000              1,577,145
 Port Authority of New York & New Jersey
  5.00%; 09/01/33                                   3,000,000              2,972,610
 Tobacco Settlement Financing Authority
  5.25%; 06/01/21                                   2,200,000              2,297,856
  5.50%; 06/01/14                                   2,000,000              2,132,420
 United Nations Development
  5.25%; 07/01/14                                   1,000,000              1,047,210
                                                                          16,026,764
NORTH CAROLINA (1.99%)
 Fayetteville, North Carolina
  1.07%; 03/01/20                                   2,000,000              2,000,000
 Haywood County, North Carolina
  Champion International
  5.50%; 10/01/18                                   1,500,000              1,522,665
                                                                           3,522,665
OHIO (0.64%)
 Summit County, Ohio
  FGIC
  5.50%; 12/01/13                                   1,000,000              1,129,740
OKLAHOMA (3.53%)
 Grand River Dam Authority
  FSA
  5.00%; 06/01/12                                   3,500,000              3,821,825
 Tulsa Industrial Authority
  St. John Medical Center
  6.25%; 02/15/06                                   1,280,000              1,362,266
  6.25%; 02/15/06                                   1,000,000              1,064,270
                                                                           6,248,361

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
OREGON (0.65%)
 Oregon State Housing & Community Services
  Department
                                                   $                     $
  5.65%; 07/01/28                                   1,130,000              1,148,238
PENNSYLVANIA (2.64%)
 Pennsylvania
  FSA
  5.50%; 05/01/17                                   3,000,000              3,326,760
 Pennsylvania Industrial Development
  Authority
  AMBAC
  5.50%; 07/01/21                                   1,250,000              1,356,900
                                                                           4,683,660
RHODE ISLAND (0.63%)
 Rhode Island
  FGIC
  5.50%; 08/01/11                                   1,000,000              1,122,730
SOUTH CAROLINA (3.74%)
 South Carolina
  5.75%; 01/01/13                                   3,000,000              3,361,200
 South Carolina Public Service
  FSA
  5.38%; 01/01/16                                   3,000,000              3,263,040
                                                                           6,624,240
TEXAS (15.11%)
 Brazos River Authority
  Houston Industries
  5.13%; 05/01/19                                   2,000,000              2,089,560
 Guadalupe-Blanco River Authority
  E.I. Dupont De Nemours
  6.35%; 07/01/22                                   2,500,000              2,566,025
 Harris County, Texas
  5.50%; 08/15/20                                   2,000,000              2,256,400
 Houston, Texas Water & Sewer
  FSA
  5.38%; 12/01/27                                   3,000,000              3,298,470
 Lower Colorado River Authority
  FSA
  6.00%; 05/15/13                                   2,500,000              2,821,100
 Lower Colorado River Authority
  MBIA
  5.38%; 05/15/20                                   3,000,000              3,213,330
 Red River Authority
  MBIA
  6.00%; 06/01/20                                   1,000,000              1,076,200
 San Antonio, Texas
  FSA
  5.50%; 05/15/17                                   2,090,000              2,304,288
 Texas State Department Of Housing &
  Community Affairs
  5.70%; 01/01/33                                   2,780,000              2,865,457
 Texas Technical University
  MBIA
  5.50%; 08/15/12                                   2,000,000              2,230,540

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
TEXAS (CONTINUED)
 University of Texas
                                                   $                     $
  5.25%; 07/01/17                                   1,905,000              2,061,248
                                                                          26,782,618
UTAH (1.89%)
 Utah
  5.38%; 07/01/11                                   3,000,000              3,352,710
WASHINGTON (1.24%)
 Washington
  5.50%; 01/01/11                                   2,000,000              2,203,100
WEST VIRGINIA (4.34%)
 Braxton County, West Virginia
  Weyerhaeuser
  6.13%; 04/01/26                                   3,000,000              3,087,120
 Marshall County, West Virginia
  Ohio Power
  5.90%; 04/01/22                                   2,500,000              2,509,500
 Pleasants County, West Virginia
  Potomac Edison
  6.15%; 05/01/15                                   2,000,000              2,101,300
                                                                           7,697,920
WISCONSIN (0.60%)
 Wisconsin Health & Educational Facilities
  Franciscan Skemp Medical Center
  6.13%; 11/15/15                                  11,000,000              1,065,910
                          TOTAL TAX-EXEMPT BONDS                         178,231,326

                             SCHEDULE OF INVESTMENTS
                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.

                            JULY 31, 2004 (UNAUDITED)


                                                    Principal
                                                      Amount           Value
Other (1.30%)

Merrill Lynch Institutional Tax-Exempt Munifund  $  100,000         $   100,000

Municipal Fund for Temporary Investment-
  Blackrock Institutional Funds                   2,200,000           2,200,000
                                                                  --------------

                                     Total Other                      2,300,000

           Total Portfolio Investments (101.87%)                    180,531,326

Liabilities, net of cash, receivables and other
  assets (-1.87%)                                                    (3,315,305)
                                                                  --------------

                      Total Net Assets (100.00%)                   $177,216,021
                                                                  --------------
                                                                  --------------


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  5,472,914
Unrealized Depreciation                          (192,302)
                                             ------------
Net Unrealized Appreciation (Depreciation)      5,280,612
Cost for federal income tax purposes         $175,250,714


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Tax-Exempt Bond Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------